Fair Value Measurements and Investments - Schedule of Quantitative Information about Level 3 Fair Value Measurements (Details) - Level 3	Jun. 30, 2026 dollarsPerShare year	Dec. 31, 2025 year dollarsPerShare
Aurora | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment, measurement input	0.100	0.100
Aurora | Degradation in Production
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment, measurement input	0.005	0.005
Aurora | Useful Life
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment, measurement input | year	26	27
OYA | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment, measurement input	0.25	0.25
OYA | Annualized Revenue Volatility | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment, measurement input	0.25	0.25
OYA | Annualized Revenue Volatility | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment, measurement input	0.75	0.75
OYA | Price Volatility | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment, measurement input	0.30	0.30
OYA | Price Volatility | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment, measurement input	0.47	0.50